Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	ST & Partners PLT
Auditor Firm ID	7261
Auditor Location	Selangor Darul Ehsan, Malaysia
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of CCH Holdings Ltd and its subsidiaries (the “Company”) as of December 31, 2024 and 2025, the related consolidated statements of operations and comprehensive income/(loss), changes in equity and cash flows for the year ended December 31, 2023, 2024, and 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, based on our audit, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2025, and the results of its operations and its cash flows for the year ended December 31, 2023, 2024, and 2025, in conformity with accounting principles generally accepted in the United States of America.